UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03313

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/08

Date of reporting period:  11/30/07

Item 1—Schedule of Investments

Schedule ofInvestments November 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Obligations - 32.6%
Federal Agricultural Mortgage Corporation
5.030%, 05/23/2008	$9,565	$9,332
Federal Farm Credit Bank
4.480%, 12/03/2007 (a)	48,000	47,997
4.490%, 12/03/2007 (a)	97,000	96,993
4.550%, 12/03/2007 (a)	98,500	98,500
4.524%, 12/05/2007 (a)	1,000	1,000
4.658%, 12/23/2007 (a)	144,100	144,100
4.599%, 12/26/2007 (a)	90,000	89,991
Federal Home Loan Bank
4.530%, 12/03/2007 (a)	150,000	150,000
4.540%, 12/03/2007 (a)	70,000	69,983
4.540%, 12/03/2007 (a)	100,000	100,000
4.546%, 12/03/2007 (a)	49,500	49,500
5.000%, 12/03/2007 (a)	7,500	7,501
5.300%, 12/03/2007 (a)	74,500	74,483
4.568%, 12/05/2007 (a)	199,500	199,500
3.500%, 12/10/2007	15,500	15,495
5.533%, 12/13/2007 (a)	109,250	109,250
5.428%, 12/20/2007 (a)	100,000	99,983
4.645%, 12/24/2007 (a)	300,000	300,000
4.708%, 02/05/2008 (a)	74,000	74,000
4.829%, 02/18/2008 (a)	109,000	109,098
5.400%, 04/09/2008	20,000	20,000
4.280%, 05/21/2008	23,326	22,863
4.284%, 05/28/2008	26,000	25,464
4.235%, 05/28/2008	75,000	73,470
4.500%, 10/24/2008	75,000	74,985
4.550%, 11/26/2008	81,345	81,345
4.500%, 11/28/2008	10,000	10,000
4.570%, 11/28/2008	49,500	49,500
Federal Home Loan Mortgage Corporation
5.071%, 12/30/2007 (a)	149,500	149,436
5.750%, 04/15/2008	19,500	19,596
4.700%, 04/25/2008	31,500	31,425
5.206%, 06/09/2008 (b)	17,420	16,956
4.250%, 06/23/2008	23,247	23,117
Federal National Mortgage Association
5.090%, 12/28/2007	50,000	49,812
5.015%, 01/15/2008	25,000	24,843
5.000%, 05/12/2008	195,000	190,585
5.225%, 05/30/2008	25,000	24,367
3.000%, 06/12/2008	14,000	13,833
4.500%, 07/21/2008	5,000	4,998
Total U.S. Government Agency Obligations
(Cost $2,753,301)		2,753,301

Repurchase Agreements - 68.7%
Bank of America
4.500%, dated 11/30/2007, matures 12/03/2007, repurchase price $450,169 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $459,000)	450,000	450,000
Barclays
4.520%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,000,377 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,020,000)	1,000,000	1,000,000
BNP Paribas
4.550%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,150,436 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,173,002)	1,150,000	1,150,000
CS First Boston
4.550%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,400,531 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,428,004)	1,400,000	1,400,000
UBS Warburg
4.550%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,810,503 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,846,018)	1,809,817	1,809,817
Total Repurchase Agreements
(Cost $5,809,817)		5,809,817

Total Investments - 101.3%
(Cost $8,563,118)		8,563,118
Other Assets and Liabilities, Net - (1.3)%		(107,717)
Total Net Assets - 100.0%		$8,455,401

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost.  If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2007. The date shown is the next reset date.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2007.

Schedule ofINVESTMENTS November 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE+

Commercial Paper - 29.5%
Asset-Backed (a) - 20.0%
Atlantic Asset Securitization
4.720%, 01/10/2008	$44,327	$44,088
4.980%, 01/11/2008	225,000	223,724
5.000%, 02/15/2008	27,566	27,275
5.250%, 02/25/2008	20,000	19,749
5.250%, 02/25/2008	17,840	17,615
Barton Capital
5.120%, 01/02/2008	40,000	39,818
5.040%, 01/11/2008	80,972	80,506
4.900%, 01/18/2008	14,645	14,549
5.050%, 02/14/2008	55,000	54,421
5.050%, 02/14/2008	30,000	29,679
5.050%, 02/14/2008	18,233	18,037
CAFCO LLC
5.060%, 12/07/2007	100,000	99,916
5.060%, 12/12/2007	24,400	24,362
5.060%, 12/12/2007	75,000	74,884
Chariot Funding
5.070%, 01/07/2008	190,000	189,010
4.720%, 02/01/2008	75,000	74,390
Ciesco
5.050%, 12/05/2007	30,864	30,847
5.050%, 02/08/2008	28,136	27,864
Falcon Asset Securitization Corporation
6.050%, 12/14/2007	125,000	124,727
5.320%, 02/04/2008	76,000	75,270
Govco
4.820%, 01/15/2008	150,000	149,096
4.820%, 01/18/2008	50,000	49,679
5.100%, 02/11/2008	100,000	98,980
Kitty Hawk Funding (Guarantor: Bank of America)
5.080%, 12/19/2007	24,700	24,637
4.900%, 12/20/2007	92,159	91,921
4.720%, 12/21/2007	43,505	43,391
4.930%, 01/25/2008	35,098	34,834
4.930%, 01/25/2008	85,347	84,649
Ranger Funding
5.650%, 12/14/2007	98,500	98,299
5.120%, 01/25/2008	51,067	50,668
5.290%, 01/25/2008	40,000	39,676
5.050%, 02/14/2008	10,000	9,895
5.050%, 02/14/2008	25,886	25,605
5.180%, 02/22/2008	90,000	88,925
Sheffield Receivables
5.550%, 01/07/2008	50,000	49,715
4.930%, 01/08/2008	25,000	24,870
5.030%, 01/16/2008	42,320	42,020
5.550%, 01/18/2008	11,000	10,919
5.250%, 02/11/2008	84,750	83,860
Thames Asset Global Securitization
4.950%, 01/22/2008	89,607	88,966
4.980%, 01/24/2008	52,135	51,746
5.000%, 02/15/2008	56,720	56,091
Three Pillars Funding
4.750%, 12/14/2007	49,862	49,776
5.100%, 12/27/2007	66,500	66,255
5.020%, 01/07/2008	28,644	28,496
5.550%, 01/14/2008	60,317	59,908
4.900%, 01/22/2008	48,322	47,980
4.900%, 01/22/2008	27,300	27,097
5.320%, 02/25/2008	37,520	37,043
Thunder Bay Funding
4.800%, 12/21/2007	30,444	30,363
5.180%, 01/10/2008	53,876	53,566
5.000%, 01/15/2008	59,647	59,274
4.830%, 02/08/2008	37,329	36,983
4.880%, 02/13/2008	43,750	43,311
Tulip Funding
4.720%, 12/06/2007	75,000	74,951
5.000%, 01/23/2008	132,411	131,436
5.300%, 02/25/2008	30,000	29,620
5.400%, 02/29/2008	75,000	73,988
Variable Funding
4.780%, 01/11/2008	200,000	198,911
4.880%, 01/14/2008	49,000	48,708
Windmill Funding
4.750%, 01/04/2008	40,700	40,517
5.080%, 01/10/2008	80,000	79,548
5.250%, 01/18/2008	35,000	34,755
5.400%, 02/11/2008	75,000	74,190
5.400%, 02/28/2008	18,300	18,056
		3,933,905
Non Asset-Backed - 9.5%
Allied Irish Bank NY
4.940%, 02/27/2008	150,000	148,189
Bank of Montreal
4.990%, 02/29/2008	100,000	98,753
BNP Paribas NY
4.680%, 12/13/2007	125,000	124,805
Eksportfinans
4.670%, 05/27/2008	100,000	97,691
4.650%, 05/28/2008	125,000	122,110
JP Morgan
5.000%, 12/04/2007	100,000	99,958
5.100%, 01/03/2008	100,000	99,533
5.100%, 01/04/2008	100,000	99,518
Lehman Brothers
4.800%, 12/07/2007	65,000	64,948
Natixis Banques NY
5.110%, 01/25/2008	75,000	74,414
Rabobank
4.670%, 12/03/2007	350,000	349,911
Siemens Capital
4.530%, 12/03/2007	75,000	74,981
Societe Generale
4.570%, 12/03/2007	100,000	99,975
4.780%, 02/01/2008	100,000	99,177
4.780%, 02/01/2008	65,000	64,464
State Street
4.680%, 02/14/2008	100,000	99,025
UBS Finance
4.765%, 05/30/2008	50,000	48,802
		1,866,254
Total Commercial Paper
(Cost $5,800,159)		5,800,159

Certificates of Deposit - 25.0%
Abbey National
4.930%, 02/29/2008	100,000	98,768
Allied Irish Bank NY
4.815%, 05/16/2008	100,000	100,000
4.850%, 05/27/2008	100,000	100,000
American Express
4.590%, 12/10/2007	125,000	125,000
4.750%, 02/08/2008	100,000	100,000
4.920%, 02/19/2008	100,000	100,000
5.080%, 02/22/2008	50,000	50,000
Bank of Montreal
5.000%, 12/04/2007	100,000	100,000
4.830%, 02/06/2008	100,000	100,000
Bank of Nova Scotia
4.600%, 12/04/2007	237,500	237,500
4.950%, 12/17/2007	100,000	100,000
Bank of Scotland
4.810%, 04/21/2008	100,000	100,000
Barclays Bank NY
5.220%, 01/11/2008	50,400	50,400
5.313%, 01/16/2008	100,000	100,000
5.380%, 02/15/2008	100,000	100,000
5.300%, 05/22/2008	100,000	100,000
Calyon NY
5.105%, 12/17/2007 (b)	100,000	100,000
4.950%, 01/22/2008	125,000	125,000
4.870%, 03/03/2008	100,000	100,000
CIBC NY
4.686%, 12/18/2007 (b)	100,000	99,962
4.880%, 02/13/2008	50,000	50,000
4.990%, 02/21/2008	100,000	100,000
4.820%, 05/21/2008	100,000	100,000
Credit Suisse First Boston
5.280%, 05/12/2008	100,000	100,000
5.270%, 05/19/2008	100,000	100,000
5.310%, 05/22/2008	100,000	100,000
Dexia Bank
4.820%, 01/07/2008	140,000	140,000
4.890%, 01/11/2008	96,500	96,500
5.050%, 02/21/2008	100,000	100,000
HBOS Treasury NY
5.280%, 05/21/2008	100,000	100,000
5.310%, 05/22/2008	100,000	100,000
Lloyds Bank NY
5.300%, 01/16/2008	100,000	100,000
5.350%, 01/25/2008	100,000	100,000
5.350%, 02/15/2008	100,000	100,000
Marshall & Isley
5.150%, 01/10/2008	11,500	11,500
4.935%, 01/25/2008	96,000	96,000
Natixis Banques NY
4.950%, 12/04/2007	50,000	50,000
4.800%, 02/08/2008	120,500	120,500
5.150%, 02/15/2008	103,000	103,000
Regions Bank
4.550%, 12/03/2007	150,000	150,000
Royal Bank of Scotland
5.305%, 12/17/2007	100,000	100,000
5.368%, 01/29/2008	100,000	100,000
5.250%, 05/19/2008	100,000	100,000
Societe Generale
4.995%, 02/19/2008	103,000	103,001
Svenska Handelsbanken NY
5.350%, 02/14/2008	50,000	50,000
Toronto Dominion Bank
4.880%, 02/15/2008	98,600	98,600
Wachovia Bank
4.800%, 05/23/2008	100,000	100,000
Wells Fargo
4.530%, 12/04/2007	150,000	150,000
Westpac Bank NY
4.850%, 02/12/2008	100,000	100,000
Total Certificates of Deposit
(Cost $4,905,731)		4,905,731

Extendible Floating Rate Corporate Notes (a) (b) - 10.3%
Allstate Global Funding
5.126%, 12/04/2007	65,000	65,000
4.793%, 12/27/2007	69,000	69,000
4.823%, 12/27/2007	100,000	100,000
Bayerische Landesbank NY
4.849%, 12/24/2007	350,000	350,018
BNP Paribas NY
4.789%, 12/26/2007	124,000	124,000
4.895%, 02/19/2008	100,000	100,000
Fortis Bank
5.169%, 01/19/2008	80,000	80,000
General Electric Capital Corporation
4.685%, 12/05/2007	200,000	200,000
4.809%, 12/24/2007	100,000	100,000
Goldman Sachs
5.084%, 02/01/2008	100,000	100,000
MetLife Global Funding
4.708%, 12/07/2007	85,000	85,000
Morgan Stanley Dean Witter
4.777%, 12/15/2007	100,000	100,000
4.883%, 12/27/2007	95,000	95,000
Royal Bank of Scotland
4.778%, 12/22/2007	259,000	259,000
Wells Fargo
4.732%, 12/15/2007	100,000	100,000
Westlb AG NY
5.248%, 12/30/2007	100,000	100,000
Total Extendible Floating Rate Corporate Notes
(Cost $2,027,018)		2,027,018

Corporate Notes - 7.8%
Allstate Global Funding
4.629%, 12/13/2007 (a) (b)	75,000	75,000
Bank of Scotland NY
4.638%, 12/07/2007 (a) (b)	50,000	50,000
Credit Suisse First Boston
5.400%, 12/21/2007	78,500	78,500
Danske Bank
4.710%, 12/30/2007 (a) (b)	100,000	100,000
Lloyds Bank NY
4.637%, 12/06/2007 (a) (b)	100,000	100,000
Marshall & Isley
4.652%, 12/15/2007 (a) (b)	50,000	50,000
MBIA Global Funding
5.321%, 01/23/2008 (b)	120,000	120,000
MetLife Global Funding
4.910%, 12/28/2007 (a) (b)	95,000	95,000
4.773%, 12/30/2007 (a) (b)	100,000	100,000
Morgan Stanley Dean Witter
4.758%, 12/01/2007 (b)	75,000	75,000
4.850%, 12/29/2007 (b)	80,000	80,000
Royal Bank of Canada
4.706%, 12/01/2007 (a) (b)	100,000	100,000
4.648%, 12/09/2007 (a) (b)	179,000	179,000
Societe Generale
4.696%, 12/02/2007 (a) (b)	34,000	34,000
Suntrust Bank
5.309%, 01/02/2008 (b)	35,000	34,998
Svenska Handelsbanken NY
4.758%, 12/21/2007 (a) (b)	95,000	95,000
4.629%, 12/30/2007 (a) (b)	60,000	60,000
UBS
4.628%, 12/16/2007 (a) (b)	100,000	100,000
Total Corporate Notes
(Cost $1,526,498)		1,526,498

Structured Notes (c) - 5.8%
Carrera Capital Finance
4.570%, 12/01/2007 (a) (b)	100,000	99,997
4.580%, 12/01/2007 (a) (b)	100,000	100,000
4.580%, 12/01/2007 (a) (b)	75,000	75,000
4.580%, 12/01/2007 (a) (b)	60,000	60,000
4.590%, 12/01/2007 (a) (b)	100,000	100,000
Paragon Mortgages
Series 2007-1
4.652%, 12/15/2007 (a) (b)	63,520	63,520
Series 12A, Class A1
4.642%, 05/15/2008 (a) (b)	90,181	90,181
Series 13A, Class A1
4.662%, 07/15/2008 (a) (b)	68,457	68,457
Parcs Master Trust
Series 2007-1
5.360%, 12/20/2007 (a) (b)	250,000	250,000
Pyxis Master Trust
Series 2006-4
4.750%, 02/20/2008 (a) (b)	100,000	100,000
Rams Funding
4.938%, 02/11/2008	50,000	50,000
5.033%, 02/11/2008	72,533	72,533
5.386%, 02/11/2008	21,184	21,184
Total Structured Notes
(Cost $1,150,872)		1,150,872

Time Deposits - 5.7%
ABN AMRO
4.719%, 12/03/2007	350,000	350,000
Branch Bank
4.700%, 12/03/2007	425,000	425,000
KBC
4.690%, 12/03/2007	340,551	340,551
Total Time Deposits
(Cost $1,115,551)		1,115,551

Floating Rate Funding Agreements (b) (c) - 3.5%
ING USA Life
5.764%, 12/15/2007	125,000	125,000
4.820%, 12/19/2007	150,000	150,000
MetLife
5.790%, 12/07/2007	100,000	100,000
Transamerica Occidental
4.787%, 12/02/2007	225,000	225,000
Travelers Insurance Company
5.790%, 12/07/2007	80,000	80,000
Total Floating Rate Funding Agreements
(Cost $680,000)		680,000

Master Notes (b) - 2.0%
Bank of America Securities Master Note
4.768%, 12/01/2007	50,000	50,000
Citigroup Global Markets
4.758%, 12/01/2007	350,000	350,000
Total Master Notes
(Cost $400,000)		400,000

Money Market Fund - 2.9%
AIM Short Term Investments Trust Liquid Assets Portfolio
(Cost $577,313)	577,313	577,313

Repurchase Agreements - 7.4%
Bank of America
4.768%, dated 11/30/2007, matures 12/03/2007,
repurchase price $75,030 (collateralized by Various securities:
Total market value $78,750)	75,000	75,000
Deutsche Bank
4.875%, dated 11/30/2007, matures 12/03/2007,
repurchase price $350,140 (collateralized by Various securities:
Total market value $367,500)	350,000	350,000
Goldman Sachs
4.778%, dated 11/30/2007, matures 12/03/2007,
repurchase price $150,060 (collateralized by Various securities:
Total market value $155,367)	150,000	150,000
Goldman Sachs
4.788%, dated 11/30/2007, matures 12/03/2007,
repurchase price $100,040 (collateralized by Various securities:
Total market value $101,261)	100,000	100,000
Lehman Brothers
4.818%, dated 11/30/2007, matures 12/03/2007,
repurchase price $300,120 (collateralized by Various securities:
Total market value $315,002)	300,000	300,000
UBS Warburg
4.550%, dated 11/30/2007, matures 12/03/2007,
repurchase price $65,208 (collateralized by Various securities:
Total market value $66,488)	65,183	65,183
UBS Warburg
4.798%, dated 11/30/2007, matures 12/03/2007,
repurchase price $200,080 (collateralized by Various securities:
Total market value $210,001)	200,000	200,000
UBS Warburg
3.000%, dated 11/30/2007, matures 12/03/2007,
repurchase price $203,030 (collateralized by Various securities:
Total market value $207,041)	202,979	202,979
Total Repurchase Agreements
(Cost $1,443,162)		1,443,162
Total Investments - 99.9%
(Cost $19,626,304)		19,626,304
Other Assets and Liabilities, Net - 0.1%		10,238
Total Net Assets - 100.0%		$19,636,542

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost.  If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the fund's board of directors.  As of November 30, 2007, the value of these investments was $8,106,078 or 41.3% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2007. The date shown is the next reset date.
(c)	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of November 30, 2007 the value of these investments was $1,830,872 or 9.3% of total net assets.

Schedule ofINVESTMENTS November 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.3%
Alabama - 1.2%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
3.600%, 12/07/2007 (a)	$6,000	$6,000
Mobile Educational Building Authority, Spring Hill College (LOC: Regions Bank)
3.600%, 12/07/2007 (a)	20,000	20,000
		26,000
Arizona - 1.4%
Phoenix, Series 1873 (General Obligation)
3.670%, 12/07/2007 (a) (b)	1,300	1,300
Phoenix, Series H05 (General Obligation) (SPA: Wachovia Bank)
3.670%, 12/07/2007 (a) (b)	2,575	2,575
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
3.590%, 12/07/2007 (a)	8,700	8,700
Tempe Industrial Development Authority, Friendship Village, Series C (LOC: Sovereign Bank) (LOC: Fortis Bank)
3.610%, 12/07/2007 (a)	18,000	18,000
		30,575
Arkansas - 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
3.600%, 12/07/2007 (a)	6,390	6,390

California - 0.9%
California State Department of Water Resources Power Supply, Series B-2 (LOC: BNP Paribas)
3.330%, 12/01/2007 (a)	20,750	20,750

Colorado - 2.3%
Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union)
3.640%, 12/07/2007 (a)	25,000	25,000
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
3.610%, 12/07/2007 (a)	5,000	5,000
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: Suntrust Bank)
3.590%, 12/07/2007 (a)	10,730	10,730
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
3.610%, 12/07/2007 (a)	4,945	4,945
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
3.610%, 12/07/2007 (a)	7,000	7,000
		52,675
Delaware - 0.2%
Delaware State Economic Development Authority, Hospital Billing, Series A (LOC: J.P. Morgan Chase Bank)
3.560%, 12/07/2007 (a)	5,000	5,000

District of Columbia - 0.8%
District of Columbia, American Educational Research (LOC: Wachovia Bank)
3.660%, 12/07/2007 (a)	7,350	7,350
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
3.640%, 12/07/2007 (a)	10,000	10,000
		17,350
Florida - 4.9%
Hillsborough Community College (LOC: Bank of America)
3.640%, 12/07/2007 (a)	17,300	17,300
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
3.610%, 12/07/2007 (a)	3,350	3,350
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
3.590%, 12/07/2007 (a)	30,300	30,300
Palm Beach County Health (Commercial Paper)
3.660%, 02/13/2008	19,800	19,800
Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank, PLC)
3.610%, 12/07/2007 (a)	2,985	2,985
St. Petersburg Health Facilities Authority, Menorah Manor Project (LOC: Suntrust Bank)
3.580%, 12/07/2007 (a)	6,715	6,715
Tampa Prep School Project (LOC: Suntrust Bank)
3.610%, 12/07/2007 (a)	15,280	15,280
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
3.600%, 12/07/2007 (a)	5,900	5,900
UCF Health Facilities, Health Sciences Campus (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	10,000	10,000
		111,630
Georgia - 5.6%
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
3.620%, 12/07/2007 (a)	9,960	9,960
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
3.640%, 12/07/2007 (a)	14,170	14,170
Fulton County Development Authority, Metro Atlanta YMCA (LOC: Wachovia Bank)
3.640%, 12/07/2007 (a)	7,355	7,355
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
3.590%, 12/07/2007 (a)	1,725	1,725
Georgia State, Series 10028 (General Obligation)
3.660%, 12/07/2007 (a) (b)	39,340	39,340
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
3.590%, 12/07/2007 (a)	1,100	1,100
La Grange Development Authority, La Grange College Project (LOC: Suntrust Bank)
3.610%, 12/07/2007 (a)	23,450	23,450
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series A (LOC: Bayerische Landesbank) (LOC: Westdeutsche Landesbank)
3.580%, 12/07/2007 (a)	19,010	19,010
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank)
3.600%, 12/07/2007 (a) (b)	9,550	9,550
		125,660
Idaho - 0.1%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
3.640%, 12/07/2007 (a)	3,340	3,340

Illinois - 13.6%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
3.590%, 12/07/2007 (a)	5,660	5,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
3.610%, 12/07/2007 (a)	2,600	2,600
Chicago, Series B-1 (General Obligation) (INS: FSA) (SPA: Depfa Bank, PLC)
3.590%, 12/07/2007 (a)	24,950	24,950
Chicago, Series D (General Obligation) (INS: FSA) (SPA: Dexia Credit Local)
3.590%, 12/07/2007 (a)	12,000	12,000
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
3.600%, 12/07/2007 (a)	13,400	13,400
Hoffman Estates Tax Increment Revenue (LOC: Northern Trust)
3.590%, 12/07/2007 (a)	26,000	26,000
Illinois Development Finance Authority (LOC: Northern Trust)
3.610%, 12/07/2007 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
3.850%, 12/07/2007 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
3.620%, 12/07/2007 (a)	4,250	4,250
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
3.590%, 12/07/2007 (a)	15,800	15,800
Illinois Development Finance Authority, Presbyterian Homes Project (INS: FSA) (SPA: Wachovia Bank)
3.600%, 12/07/2007 (a)	20,000	20,000
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
3.620%, 12/07/2007 (a)	4,850	4,850
Illinois Development Finance Authority, St. Paul's House Project (LOC: LaSalle Bank)
3.620%, 12/07/2007 (a)	5,095	5,095
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
3.620%, 12/07/2007 (a)	3,550	3,550
Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	6,840	6,840
Illinois Finance Authority, Loyola University Health Systems, Series B (LOC: Harris Bank)
3.600%, 12/07/2007 (a)	15,000	15,000
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	6,500	6,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
3.620%, 12/07/2007 (a)	3,200	3,200
Illinois Finance Authority, Northwestern University, Series B
3.520%, 12/07/2007 (a)	41,655	41,655
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
3.610%, 12/07/2007 (a)	21,470	21,470
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.610%, 12/07/2007 (a)	6,890	6,890
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
3.640%, 12/07/2007 (a)	13,000	13,000
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
3.610%, 12/07/2007 (a)	12,635	12,635
Illinois Health Facilities, Series B (LOC: LaSalle Bank)
3.600%, 12/07/2007 (a)	9,335	9,335
Northern Cook County Solid Waste Agency (LOC: Northern Trust)
3.630%, 12/07/2007 (a)	4,700	4,700
Rockford Revenue, Wesley Willows Obligation Group (LOC: M&I Bank)
3.400%, 12/01/2007 (a)	4,000	4,000
St. Clair County, McKendree College Project (LOC: Bank of America)
3.590%, 12/07/2007 (a)	4,750	4,750
Yorkville, MPI Grande Project (LOC: LaSalle Bank)
3.620%, 12/07/2007 (a)	9,205	9,205
		307,575
Indiana - 2.8%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
3.630%, 12/07/2007 (a)	6,495	6,495
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
3.680%, 12/07/2007 (a)	4,715	4,715
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
3.590%, 12/07/2007 (a)	7,465	7,465
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
3.590%, 12/07/2007 (a)	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
3.610%, 12/07/2007 (a)	4,725	4,725
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
3.610%, 12/07/2007 (a)	17,200	17,200
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
3.620%, 12/07/2007 (a)	11,320	11,320
		62,305
Iowa - 1.3%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
3.610%, 12/07/2007 (a)	14,505	14,505
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.590%, 12/07/2007 (a)	8,780	8,780
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.590%, 12/07/2007 (a)	6,000	6,000
		29,285
Kansas - 0.9%
Olathe Senior Living Facility, Catholic Care Campus, Series C-1 (LOC: LaSalle Bank)
3.600%, 12/07/2007 (a)	11,300	11,300
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
3.600%, 12/07/2007 (a)	8,285	8,285
		19,585
Louisiana - 3.9%
Louisiana Public Facilities Authority (LOC: J.P. Morgan Chase Bank)
3.610%, 12/07/2007 (a)	8,200	8,200
Louisiana Public Facilities Authority, Diocese Houma-Thibodaux Project (LOC: Allied Irish Bank, PLC)
3.600%, 12/07/2007 (a)	5,900	5,900
Louisiana Public Facilities Authority, Tiger Athletic Foundation Project (LOC: Regions Bank)
3.590%, 12/07/2007 (a)	67,115	67,115
3.600%, 12/07/2007 (a)	6,075	6,075
		87,290
Massachusetts - 6.4%
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
3.570%, 12/07/2007 (a)	5,435	5,435
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series GG-1
3.430%, 12/07/2007 (a)	50,000	50,000
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
3.480%, 12/07/2007 (a)	39,900	39,900
Massachusetts State, Series C (General Obligation) (SPA: State Street B&T)
3.570%, 12/07/2007 (a)	50,000	50,000
		145,335
Michigan - 1.6%
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
3.630%, 12/07/2007 (a)	11,400	11,400
Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
3.620%, 12/07/2007 (a)	9,015	9,015
Michigan Municipal Bond Authority Revenue, Series B-2 (LOC: Scotia Bank)
4.500%, 08/20/2008	6,300	6,336
Michigan State Hospital Finance Authority, Henry Ford Health, Series B (LOC: Landesbank Hessen-THRGN)
3.590%, 12/07/2007 (a)	1,280	1,280
State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank, PLC)
3.610%, 12/07/2007 (a)	8,250	8,250
		36,281
Minnesota - 1.0%
Eden Prairie, Multifamily Housing Authority
3.620%, 12/07/2007 (a)	14,505	14,505
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
3.600%, 12/07/2007 (a)	8,700	8,700
		23,205
Mississippi - 0.3%
Mississippi Business Finance, Memphis & Mid-South YMCA (LOC: Wachovia Bank)
3.660%, 12/07/2007 (a)	6,475	6,475

Missouri - 1.3%
Hazelwood School District (INS: FSA) (SPA: Wachovia Bank)
3.670%, 12/07/2007 (a) (b)	6,910	6,910
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
3.640%, 12/07/2007 (a)	7,100	7,100
Kansas City Industrial Development Authority, Bethesda Living Center, Series A (LOC: LaSalle Bank) (GTY: Bethesda Associate)
3.610%, 12/07/2007 (a)	8,940	8,940
Missouri State Health & Educational Facilities (LOC: Bank One)
3.660%, 12/07/2007 (a)	6,955	6,955
		29,905
Montana - 0.4%
Forsyth Pollution Control, Pacificorp Project (LOC: BNP Paribas Bank)
3.670%, 12/01/2007 (a)	60	60
Richland County Hospital, Sidney Health Center, Series A (LOC: Allied Irish Bank, PLC)
3.630%, 12/07/2007 (a)	9,685	9,685
		9,745
New Hampshire - 0.4%
New Hampshire Health & Educational Facilites Authority, Riverwoods at Exeter (LOC: Bank of America)
3.610%, 12/07/2007 (a)	8,820	8,820

New Jersey - 2.4%
Hudson County Improvement Authority (LOC: Bank of New York)
3.530%, 12/07/2007 (a)	13,735	13,735
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Bank of New York)
3.560%, 12/07/2007 (a)	17,720	17,720
New Jersey Economic Development Authority, Cedar Crest Village, Series B (LOC: Sovereign Bank) (LOC: Bank of New York)
3.560%, 12/07/2007 (a)	23,000	23,000
		54,455
New York - 0.3%
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
3.530%, 12/07/2007 (a)	1,000	1,000
Oneida County Industrial Development Agency, Preswick Glen Civic Facility (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.560%, 12/07/2007 (a)	5,000	5,000
		6,000
North Carolina - 1.7%
North Carolina Medical Care Community Health Care Facilities, Angel Medical Center (LOC: Wachovia Bank)
3.640%, 12/07/2007 (a)	4,345	4,345
North Carolina Medical Care Community Health Care Facilities, Carolina Meadows (LOC: Allied Irish Bank, PLC)
3.620%, 12/07/2007 (a)	15,880	15,880
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
3.640%, 12/07/2007 (a)	9,260	9,260
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
3.620%, 12/07/2007 (a)	9,680	9,680
		39,165
North Dakota - 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
3.610%, 12/07/2007 (a)	3,600	3,600

Ohio - 3.5%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: Bank One)
3.610%, 12/07/2007 (a)	6,005	6,005
Dayton-Montgomery County, Caresource Project, Series A (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	11,000	11,000
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
3.640%, 12/07/2007 (a)	16,150	16,150
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	3,960	3,960
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	10,200	10,200
Logan County Health Care Facilities (LOC: Fifth Third Bank)
3.630%, 12/07/2007 (a)	10,015	10,015
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
3.610%, 12/07/2007 (a)	2,000	2,000
Ohio State, Series 1925 (General Obligation)
3.670%, 12/07/2007 (a) (b)	2,575	2,575
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
3.590%, 12/07/2007 (a)	8,465	8,465
Rickenbacker Port Authority Capital Funding
3.660%, 12/07/2007 (a) (b)	6,560	6,560
		79,050
Oklahoma - 0.1%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
3.640%, 12/07/2007 (a)	2,520	2,520

Oregon - 3.2%
Clackamas County Hospital Facilities, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
3.610%, 12/07/2007 (a)	20,995	20,995
Oregon State, Series A (General Obligation)
4.500%, 06/30/2008	50,000	50,244
		71,239
Pennsylvania - 9.5%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Nuclear, Series B (LOC: Wachovia Bank)
3.570%, 12/07/2007 (a)	30,000	30,000
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC)
3.620%, 12/07/2007 (a)	17,765	17,765
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
3.610%, 12/07/2007 (a)	20,000	20,000
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.590%, 12/07/2007 (a)	43,700	43,700
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.590%, 12/07/2007 (a)	8,110	8,110
Delaware Valley Regional Financial Authority, Mode 1 (LOC: Bayerische Landesbank)
3.580%, 12/07/2007 (a)	12,650	12,650
Delaware Valley Regional Financing Authority, Series B (LOC: Bayerische Landesbank)
3.580%, 12/07/2007 (a)	18,300	18,300
Delaware Valley Regional Financial Authority, Series D (LOC: Bayerische Landesbank)
3.580%, 12/07/2007 (a)	15,500	15,500
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
3.620%, 12/07/2007 (a)	9,025	9,025
Lehigh County General Purpose (GTY: Citibank)
3.660%, 12/07/2007 (a) (b)	15,965	15,965
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
3.600%, 12/07/2007 (a)	3,455	3,455
Luzerne County Convention Center, Series A (LOC: Wachovia Bank)
3.640%, 12/07/2007 (a)	1,285	1,285
Pennsylvania State, Series 11056 (General Obligation)
3.850%, 12/13/2007 (a) (b)	3,775	3,775
Philadelphia Industrial Development Authority, Girard Estate Aramark (LOC: J.P. Morgan Chase Bank))
3.570%, 12/07/2007 (a)	3,600	3,600
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
3.600%, 12/07/2007 (a)	11,000	11,000
		214,130
Rhode Island - 0.5%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
3.590%, 12/07/2007 (a)	11,525	11,525

South Carolina - 0.3%
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis Bank)
3.610%, 12/07/2007 (a)	4,000	4,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis Bank)
3.610%, 12/07/2007 (a)	2,500	2,500
		6,500
Tennessee - 1.9%
Dayton Industrial Development Board Educational Facilities, Bryan College Dormitory Project (LOC: Regions Bank)
3.620%, 12/07/2007 (a)	4,000	4,000
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
3.600%, 12/07/2007 (a)	7,000	7,000
Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project (LOC: Allied Irish Bank, PLC)
3.600%, 12/07/2007 (a)	19,400	19,400
Met Government Nashville & Davidson (LOC: Societe Generale)
3.630%, 12/07/2007 (a) (b)	7,035	7,035
Met Government Nashville & Davidson, Health & Educational Facilities Board, Adventist Health, Series A (LOC: Suntrust Bank)
3.590%, 12/07/2007 (a)	1,035	1,035
Rutherford County Industrial Development - Square D Company (LOC: Societe Generale)
3.850%, 12/07/2007 (a)	4,100	4,100
		42,570
Texas - 11.7%
ABN AMRO Munitops Certificates Trust, Series 2002-8 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.770%, 05/17/2008 (a) (b)	11,390	11,390
ABN AMRO Munitops Certificates Trust, Series 2006-70 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.770%, 05/17/2008 (a) (b)	6,995	6,995
Alamo Heights Independent School District, Series 980 (General Obligation) (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	13,120	13,120
Aldine Independent School District (General Obligation) (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	5,730	5,730
Boerne Independent School District #D46 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.670%, 12/07/2007 (a) (b)	5,300	5,300
Brownsville Independent School District, Series 1059-B (General Obligation) (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	6,720	6,720
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
3.600%, 12/07/2007 (a)	5,530	5,530
Cypress-Fairbanks Independent School District, Series R-7058 (General Obligation) (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	12,185	12,185
Dickinson Independent School District, Series 1517B (General Obligation) (INS: PSF-Guaranteed)
3.670%, 12/07/2007 (a) (b)	2,000	2,000
Ector County Independent School District, Series 1707 (General Obligation) (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	10,520	10,520
Ector County Independent School District, Series 1708 (General Obligation) (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	1,110	1,110
Georgetown Health Facilities Development, Retirement Facilities, Wesleyan Homes (LOC: Regions Bank)
3.620%, 12/07/2007 (a)	4,000	4,000
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
3.640%, 12/07/2007 (a)	19,000	19,000
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
3.600%, 12/07/2007 (a)	10,000	10,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.620%, 12/07/2007 (a)	5,200	5,200
Houston Higher Education Revenue, Series 1865
3.660%, 12/07/2007 (a) (b)	9,235	9,235
Houston Independent School District, Series 1078B (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	5,735	5,735
Katy Independent School District (General Obligation) (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	7,260	7,260
Kendall County Health Facilities, Morningside Ministries (LOC: Bank One)
3.630%, 12/07/2007 (a)	24,620	24,620
Kendall County Health Facilities, Morningside Ministries, Series B (LOC: Bank One)
3.620%, 12/07/2007 (a)	2,605	2,605
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	5,295	5,295
Lewisville Independent School District, Series 1441 (General Obligation) (INS: PSF-Guaranteed)
3.670%, 12/07/2007 (a) (b)	8,355	8,355
Mansfield Independent School District, Series 1332 (General Obligation) (INS: PSF-Guaranteed)
3.670%, 12/07/2007 (a) (b)	4,295	4,295
Mesquite Health Facilities Development, Retirement Facilities, Series C (LOC: LaSalle Bank)
3.610%, 12/07/2007 (a)	7,230	7,230
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
3.630%, 12/07/2007 (a)	16,875	16,875
Northside Independent School District, Series BR03 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.670%, 12/07/2007 (a) (b)	3,000	3,000
San Antonio, Series 1611
3.670%, 12/07/2007 (a) (b)	7,660	7,660
Spring Branch independent School District, Series 1899 (INS: PSF-Guaranteed)
3.660%, 12/07/2007 (a) (b)	5,000	5,000
Tarrant County Cultural Educational Facilities Financing, Northwest Senior Retirement Facility, Edgemere, Series B (LOC: LaSalle Bank)
3.590%, 12/07/2007 (a)	6,600	6,600
Texas State Revenue Anticipation Notes (General Obligation)
4.490%, 08/28/2008	10,000	10,079
Texas State, Series 9089
3.660%, 12/07/2007 (a) (b)	14,775	14,775
Travis County Housing Financing, Student Housing, College Houses Project (LOC: Wachovia Bank)
3.600%, 12/07/2007 (a)	5,425	5,425
		262,844
Utah - 0.4%
Utah Transportation Authority, Sales Tax Revenue, Series A (LOC: Fortis Bank)
3.410%, 12/01/2007 (a)	9,285	9,285

Virginia - 3.6%
Fairfax County Economic Development Authority, The Lorton Arts Foundation (LOC: Wachovia Bank)
3.610%, 12/07/2007 (a)	14,000	14,000
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Series B (INS: County Guaranteed)
3.625%, 10/09/2008	49,485	49,618
Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
3.600%, 12/07/2007 (a)	18,545	18,545
		82,163
Washington - 3.0%
Washington State (General Obligation) (INS: FSA)
3.660%, 12/07/2007 (a) (b)	5,300	5,300
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
3.650%, 12/07/2007 (a)	6,160	6,160
Washington State Housing Financial Nonprofit Revenue, Judson Park Project (LOC: Sovereign Bank) (LOC: KBC Bank)
3.620%, 12/07/2007 (a)	16,210	16,210
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
3.590%, 12/07/2007 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
3.640%, 12/07/2007 (a)	6,020	6,020
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
3.590%, 12/07/2007 (a)	1,000	1,000
Washington State Public Power Supply, Nuclear Project #3, Series 3A-3 (LOC: Morgan Guaranty Trust)
3.600%, 12/07/2007 (a)	14,500	14,500
		66,810
West Virginia - 0.4%
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
3.590%, 12/07/2007 (a)	8,815	8,815
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	125	125
		8,940
Wisconsin - 4.0%
Wisconsin State Health & Educational Facilities, Aurora Health Care, Series B (LOC: M&I Bank)
3.560%, 12/07/2007 (a)	45,900	45,900
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
3.600%, 12/07/2007 (a)	4,675	4,675
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
3.580%, 12/07/2007 (a)	8,000	8,000
Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank)
3.620%, 12/07/2007 (a)	6,500	6,500
Wisconsin State Health & Educational Facilities, Oakwood Village (LOC: M&I Bank)
3.620%, 12/07/2007 (a)	22,555	22,555
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
3.610%, 12/07/2007 (a)	3,740	3,740
		91,370
Total Municipal Bonds
(Cost $2,217,342)		2,217,342

Money Market Fund - 1.6%	SHARES
AIM TFIT-Tax-Free Cash Reserve Portfolio
(Cost $36,774)	36,773,689	36,774
Total Investments - 99.9%
(Cost $2,254,116)		2,254,116
Other Assets and Liabilities, Net - 0.1%		2,060
Total Net Assets - 100.0%		$2,256,176

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost.  If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2007. The date shown is the next reset date.
(b)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of November 30, 2007, the value of these investments was $246,565 or 10.9% of total net assets.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assistance
GTY - Guarantee Agreement
INS - Insured
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PLC - Public Liability Company
PSF - Permanent School Fund
SPA - Standby Purchase Agreement

Schedule ofINVESTMENTSNovember 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE+

U.S. Treasury Obligation - 0.5%
U.S. Treasury Bill
2.755%, 12/06/2007 (a)
(Cost $99,962)	$100,000	$99,962

Repurchase Agreements - 99.8%
ABN AMRO
3.050%, dated 11/30/2007, matures 12/03/2007, repurchase price $4,001,017
(collateralized by U.S. Treasury Obligations: Total market value $4,080,000)	4,000,000	4,000,000
Bank of America
3.000%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,100,275
(collateralized by U.S. Treasury Obligations: Total market value $1,122,000)	1,100,000	1,100,000
Barclays
3.000%, dated 11/30/2007, matures 12/03/2007, repurchase price $3,000,750
(collateralized by U.S. Treasury Obligations: Total market value $3,060,001)	3,000,000	3,000,000
Bear Stearns
3.050%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,600,407
(collateralized by U.S. Treasury Obligations: Total market value $1,634,240)	1,600,000	1,600,000
Calyon
3.050%, dated 11/30/2007, matures 12/03/2007, repurchase price $600,153
(collateralized by U.S. Treasury Obligations: Total market value $612,001)	600,000	600,000
CS First Boston
3.100%, dated 11/30/2007, matures 12/03/2007, repurchase price $2,600,672
(collateralized by U.S. Treasury Obligations: Total market value $2,652,012)	2,600,000	2,600,000
Deutsche Bank
3.100%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,600,413
(collateralized by U.S. Treasury Obligations: Total market value $1,632,000)	1,600,000	1,600,000
Goldman Sachs
3.000%, dated 11/30/2007, matures 12/03/2007, repurchase price $150,038
(collateralized by U.S. Treasury Obligations: Total market value $153,000)	150,000	150,000
Greenwich Capital
3.100%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,400,362
(collateralized by U.S. Treasury Obligations: Total market value $1,428,001)	1,400,000	1,400,000
Lehman Brothers
2.500%, dated 11/30/2007, matures 12/03/2007, repurchase price $250,052
(collateralized by U.S. Treasury Obligations: Total market value $255,002)	250,000	250,000
Merrill Lynch
3.050%, dated 11/30/2007, matures 12/03/2007, repurchase price $2,500,635
(collateralized by U.S. Treasury Obligations: Total market value $2,550,002)	2,500,000	2,500,000
Morgan Stanley
5.230%, dated 11/30/2007, matures 07/18/2008, repurchase price $450,000
(collateralized by U.S. Treasury Obligations: Total market value $463,760)	450,000	450,000
UBS Warburg
3.000%, dated 11/30/2007, matures 12/03/2007, repurchase price $1,497,395
(collateralized by U.S. Treasury Obligations: Total market value $1,526,964)	1,497,021	1,497,021
Total Repurchase Agreements
(Cost $20,747,021)		20,747,021
Total Investments - 100.3%
(Cost $20,846,983)		20,846,983
Other Assets and Liabilities, Net - (0.3)%		(58,196)
Total Net Assets - 100.0%		$20,788,787

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost.  If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to proceduresapproved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)	Yield shown is the effective yield as of November 30, 2007.

Schedule of INVESTMENTSNovember 30, 2007 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE +

U.S. Treasury Obligations - 95.6%
U.S. Treasury Bills (a)
3.915%, 12/06/2007	$144,700	$144,621
3.885%, 12/13/2007	131,000	130,830
3.807%, 12/20/2007	109,000	108,781
3.734%, 12/27/2007	105,000	104,717
3.227%, 01/03/2008	187,680	187,125
3.414%, 01/10/2008	50,000	49,810
4.850%, 01/17/2008	20,885	20,753
3.378%, 01/24/2008	50,000	49,747
3.801%, 01/31/2008	14,440	14,347
3.303%, 02/07/2008	79,415	78,920
3.248%, 02/14/2008	45,000	44,696
3.118%, 02/21/2008	25,000	24,822
4.000%, 02/28/2008	20,000	19,802
3.614%, 04/24/2008	21,314	21,004
Total U.S. Treasury Obligations
(Cost $999,975)		999,975

Money Market Fund - 4.7%	SHARES
Goldman Sachs Financial Square Treasury Instruments Fund
(Cost $49,463)	49,463,062	49,463
Total Investments - 100.3%
(Cost $1,049,438)		1,049,438
Other Assets and Liabilities, Net - (0.3)%		(2,828)
Total Net Assets - 100.0%		$1,046,610

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost.  If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board fund's of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)	Yield shown is effective yield as of November 30, 2007.

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  January 17, 2008

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  January 17, 2008